Earnings Per Share	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Earnings Per Share
Note 20 - Earnings Per Share

The calculation of basic earnings per share as at December 31, 2021, 2020 and 2019 was based on the profit attributable to the Company’s shareholders divided by a weighted average number of ordinary shares outstanding, calculated as follows:

	For the year ended December 31
	2021	2020	2019
	€ in thousands (other than share and per share data)
Net income (loss) attributed to owners of the Company	(15,408)	(4,627)	12,060

Weighted average ordinary shares outstanding (1)	12,824,088	12,304,269	11,064,847

Dilutive effect:
Stock options and warrants	8,637	23,549	5,589

Diluted weighted average ordinary shares Outstanding	12,832,725 (2)	12,327,818 (2)	11,070,436

Basic profit (loss) per share from continuing operations	(1.20)	(0.38)	1.09

Diluted profit (loss) per share from continuing operations	(1.20)	(0.38)	1.09

(1)	Net of treasury shares.
(2)	In 2021 and 2020 share options and warrants did not have a dilutive effect.